Earnings Per Share - Weighted Average Common Shares (Detail) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted-average number of common shares outstanding	495,903,023	500,705,054	495,842,141	501,035,457
Weighted-average number of vested DSUs	414,092	526,158	418,929	522,677
Basic	496,317,115	501,231,212	496,261,070	501,558,134
Effect of stock options and TRSUs	1,263,224	1,809,524	1,318,061	1,594,354
Diluted	497,580,339	503,040,736	497,579,131	503,152,488